Equity Incentive Plan (Details) - Stock Option	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number Of Options Outstanding, Beginning Balance | shares	0
Number Of Options Outstanding, Options Granted | shares	523,199
Number Of Options Outstanding, Options Exercised | shares	0
Number Of Options Outstanding, Options Cancelled | shares	0
Number Of Options Outstanding, Ending Balance | shares	523,199
Number Of Options Outstanding, Exercisable | shares	263,720
Weighted-average Exercise Price, Beginning Balance | $ / shares	$ 0
Weighted-average Exercise Price, Options Granted | $ / shares	5.84
Weighted-average Exercise Price, Options Exercised | $ / shares	0
Weighted-average Exercise Price, Options Cancelled | $ / shares	0
Weighted-average Exercise Price, Ending Balance | $ / shares	5.84
Weighted-average Exercise Price, Options Exercisable | $ / shares	$ 5.83
Weighted-average Remaining Contractual Term (in Years), Options Granted	8 years 9 months 18 days
Weighted-average Remaining Contractual Term (in Years), Balance	8 years 9 months 18 days
Weighted-average Remaining Contractual Term (in Years), Options Exercisable	9 years